SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives
in Years
Manufacturing machinery and equipment	5 - 10
Furniture, fixtures, computer hardware/software	3 - 7
Leasehold improvements	life of lease

Future Amortization of Patents

2023	$19,168
2024	6,493
2025	186
$25,847

Schedule of Deferred Revenue

Balance as of January 1, 2023	$13,000
Additions	29,350
Recognized as revenue	(29,350)
Balance as of June 30, 2023	$13,000

Balance as of January 1, 2021	$307,500
Additions	22,500
Recognized as revenue	(307,500)
Balance as of December 31, 2021	22,500
Additions	229,813
Recognized as revenue	(239,313)
Balance as of December 31, 2022	$13,000

Schedule of Net Loss Attributable to Common Shareholders

	Three months ended	Six months ended
	June 30, 2023	June 30, 2023
Net Loss	$(3,913,472)	$(9,996,824)
Down round deemed dividend	(11,653,986)	(11,653,986)
Net Loss attributable to common shareholders	(15,567,458)	(21,650,810)
Earnings Per Share (Basic and Diluted)	(0.33)	(0.53)

Schedule of Cumulative Effect of Changes in Fianancial Statement

	Balance at December 31, 2022	Adjustments Due to Adoption	Balance at January 1, 2023
Liabilities
Non-current convertible notes, net	$5,268,399	$3,686,243	$8,954,642
Shareholders' equity
Additional paid in capital	452,135,653	(3,795,874)	448,339,779
Accumulated deficit	(447,537,493)	109,631	(447,427,862)

The impact due to the change in accounting principle on net income and earnings per share for the three and six months ended June 30, 2023 is as follows:

	Post ASU 2020-06	Pre ASU 2020-06	Difference
Three months ended June 30, 2023
Net Loss	$(3,913,472)	$(6,687,795)	$2,774,323
Net Loss attributable to common shareholders	(15,567,458)	(18,341,781)	2,774,323
Earnings Per Share (Basic and Diluted)	(0.33)	(0.39)	(0.06)

Six months ended June 30, 2023
Net Loss	$(9,996,824)	$(14,971,111)	$4,974,287
Net Loss attributable to common shareholders	(21,650,810)	(26,625,097)	4,974,287
Earnings Per Share (Basic and Diluted)	(0.53)	(0.65)	(0.12)